Shareholders' Deficit - Treasury Stock (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 30, 2015
Equity, Class of Treasury Stock [Line Items]
Balance, shares	150,094,000	150,094,000	150,094,000
Balance, value	R$ 5,531,092	R$ 5,531,092	R$ 5,531,092
Common Stock
Equity, Class of Treasury Stock [Line Items]
Balance, shares	148,282,000	148,282,000	148,282,000	474,348,720
Balance, value	R$ 5,208,938	R$ 5,208,938	R$ 5,208,938
Preferred Stock
Equity, Class of Treasury Stock [Line Items]
Balance, shares	1,812,000	1,812,000	1,812,000	948,697,440
Balance, value	R$ 59,125	R$ 59,125	R$ 59,125